Preferred Stock (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended
	Jul. 03, 2018	Jan. 30, 2018	Sep. 30, 2018	Jan. 03, 2018
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			54,750
Preferred stock, liquidation preference (in dollars per share)				$ 1,000
Proceeds from Issuance or Sale of Equity		$ 52.5
Series E-1 Preferred Stock
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			17,500
Preferred stock, par value (in dollars per share)				$ 0.01
Shares Issued, Price Per Share			$ 1,000
Proceeds from Issuance or Sale of Equity			$ 17.5
Series E-1 Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock, redemption price			103.50%
Series E-1 Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock, redemption price			106.50%
Series E-1 Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Preferred stock, dividend rate, basis spread on variable rate			5.25%
Series E-1 Preferred Stock, Option 2
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			18,228
Shares Issued, Price Per Share			$ 960
Series E-1 Preferred Stock, Option 3
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	19,022		19,022
Shares Issued, Price Per Share			$ 920
Proceeds from Issuance or Sale of Equity	$ 17.5